SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Aug. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) shares $ / shares	Jun. 30, 2021 shares	Mar. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			28,286,111		21,057,922
Former employee [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted/exercised to purchase ordinary shares		20,257
Number of shares issued		20,257
Proceeds from ordinary shares issued | $		$ 51
Weighted average exercise price | $ / shares		$ 2.53
Second ATM Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	440,463	440,463		2,546,265
Proceeds from ordinary shares issued | $	$ 2,500	$ 2,500
Weighted average exercise price | $ / shares	$ 5.84	$ 5.84